Federated Hermes Intermediate Corporate Bond Fund
Portfolio of Investments
July 31, 2026 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—96.5%
	Basic Industry - Chemicals—0.1%
$ 405,000	RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	$ 402,062
	Basic Industry - Metals & Mining—0.9%
420,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.250%, 3/17/2028	402,106
215,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	195,521
610,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 5.750%, 4/5/2034	618,467
865,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 5.371%, 4/4/2029	875,967
810,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 6.125%, 10/6/2028	831,254
1,200,000	Southern Copper Corp., Sr. Unsecd. Note, 5.350%, 6/24/2036	1,166,004
	TOTAL	4,089,319
	Basic Industry - Paper—0.2%
1,000,000	Smurfit Kappa Treasury Unlimited Co., Sr. Unsecd. Note, 5.200%, 1/15/2030	1,007,243
50,000	Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	55,201
	TOTAL	1,062,444
	Capital Goods - Aerospace & Defense—2.2%
310,000	Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	307,737
225,000	BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.400%, 4/15/2030	213,731
505,000	Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	476,153
1,730,000	Boeing Co., Sr. Unsecd. Note, 5.150%, 5/1/2030	1,738,991
540,000	Boeing Co., Sr. Unsecd. Note, 6.528%, 5/1/2034	578,529
560,000	GE Capital Funding LLC, Sr. Unsecd. Note, 4.400%, 5/15/2030	542,648
1,000,000	Honeywell Aerospace, Inc., Sr. Unsecd. Note, 144A, 4.600%, 3/16/2033	967,129
385,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	378,969
500,000	Lockheed Martin Corp., Sr. Unsecd. Note, 4.150%, 8/15/2028	496,932
665,000	Lockheed Martin Corp., Sr. Unsecd. Note, 4.750%, 2/15/2034	650,326
1,000,000	Northrop Grumman Corp., Sr. Unsecd. Note, 4.650%, 7/15/2030	992,673
1,300,000	Northrop Grumman Corp., Sr. Unsecd. Note, 4.700%, 3/15/2033	1,269,499
1,450,000	RTX Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	1,434,825
240,000	RTX Corp., Sr. Unsecd. Note, 5.150%, 2/27/2033	240,573
	TOTAL	10,288,715
	Capital Goods - Building Materials—0.9%
1,190,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	1,140,475
925,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	914,299
500,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.600%, 5/29/2034	503,406
470,000	Carrier Global Corp., Sr. Unsecd. Note, 5.900%, 3/15/2034	486,206
290,000	Masco Corp., Sr. Unsecd. Note, 1.500%, 2/15/2028	276,678
870,000	Masco Corp., Sr. Unsecd. Note, 2.000%, 10/1/2030	772,140
200,000	Masco Corp., Sr. Unsecd. Note, 3.500%, 11/15/2027	197,394
	TOTAL	4,290,598
	Capital Goods - Construction Machinery—1.0%
700,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	698,327
800,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 3/7/2031	776,035
1,000,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.550%, 4/10/2028	995,982
675,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 5.500%, 1/12/2029	683,918
605,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	598,704
165,000	Sunbelt Rentals Holdings, Inc., Sr. Unsecd. Note, 144A, 4.950%, 8/12/2030	163,716

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Capital Goods - Construction Machinery—continued
$ 515,000	Sunbelt Rentals Holdings, Inc., Sr. Unsecd. Note, 144A, 5.650%, 8/12/2036	$ 506,863
	TOTAL	4,423,545
	Capital Goods - Diversified Manufacturing—1.6%
1,100,000	Eaton Corp., Sr. Unsecd. Note, 4.500%, 3/6/2033	1,062,683
1,000,000	Eaton Corp., Sr. Unsecd. Note, 4.800%, 3/6/2036	958,914
975,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.100%, 3/1/2027	958,201
480,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.950%, 6/1/2030	432,390
520,000	Hubbell, Inc., Sr. Unsecd. Note, 2.300%, 3/15/2031	464,276
500,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.176%, 6/15/2029	506,804
170,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.450%, 6/15/2034	170,892
540,000	Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	525,048
790,000	Parker-Hannifin Corp., Sr. Unsecd. Note, 4.500%, 9/15/2029	784,953
325,000	Vertiv Holdings Co., Sr. Unsecd. Note, 4.850%, 3/15/2036	306,195
500,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 2.400%, 4/1/2028	480,234
600,000	Wabtec Corp., Sr. Unsecd. Note, 5.611%, 3/11/2034	606,854
	TOTAL	7,257,444
	Capital Goods - Environmental—0.8%
1,005,000	Republic Services, Inc., Sr. Unsecd. Note, 4.875%, 4/1/2029	1,009,500
1,055,000	Republic Services, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2035	1,052,381
1,005,000	Waste Connections, Inc., Sr. Unsecd. Note, 2.600%, 2/1/2030	936,809
835,000	Waste Connections, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2035	832,800
	TOTAL	3,831,490
	Communications - Cable & Satellite—1.3%
865,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.250%, 1/15/2029	800,739
1,225,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.800%, 4/1/2031	1,072,867
2,400,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.550%, 6/1/2034	2,374,164
245,000	Charter Communications, Inc., 4.200%, 3/15/2028	241,267
700,000	Comcast Corp., Sr. Unsecd. Note, 4.250%, 10/15/2030	677,855
810,000	Comcast Corp., Sr. Unsecd. Note, 4.950%, 5/15/2032	799,680
	TOTAL	5,966,572
	Communications - Media & Entertainment—1.6%
1,005,000	AppLovin Corp., Sr. Unsecd. Note, 5.375%, 12/1/2031	1,006,488
690,000	AppLovin Corp., Sr. Unsecd. Note, 5.500%, 12/1/2034	679,888
695,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.500%, 8/15/2027	689,096
865,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.850%, 8/15/2032	801,703
750,000	Meta Platforms, Inc., Sr. Unsecd. Note, 4.875%, 11/15/2035	703,906
255,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	256,393
430,000	Netflix, Inc., Sr. Unsecd. Note, 5.250%, 8/15/2036	424,132
1,670,000	Netflix, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/15/2030	1,665,026
1,000,000	Omnicom Group, Inc., Sr. Unsecd. Note, 5.300%, 6/2/2036	949,931
220,000	Paramount Global, Sr. Unsecd. Note, 4.200%, 5/19/2032	187,144
	TOTAL	7,363,707
	Communications - Telecom Wireless—3.0%
1,000,000	America Movil S.A.B. de C.V., Sr. Unsecd. Note, 5.000%, 1/20/2033	983,550
500,000	American Tower Corp., Sr. Unsecd. Note, 2.100%, 6/15/2030	448,538
780,000	American Tower Corp., Sr. Unsecd. Note, 4.700%, 12/15/2032	756,428
530,000	American Tower Corp., Sr. Unsecd. Note, 4.900%, 3/15/2030	528,020
670,000	American Tower Corp., Sr. Unsecd. Note, 5.250%, 7/15/2028	676,261

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wireless—continued
$1,490,000	Crown Castle, Inc., Sr. Unsecd. Note, 2.250%, 1/15/2031	$ 1,313,123
600,000	Orange S.A., Sr. Unsecd. Note, 144A, 4.750%, 1/13/2033	579,819
420,000	Orange S.A., Sr. Unsecd. Note, 144A, 5.000%, 1/13/2036	400,229
500,000	SBA Communications, Corp., Sr. Unsecd. Note, 5.150%, 7/15/2031	496,794
940,000	SBA Communications, Corp., Sr. Unsecd. Note, 5.450%, 7/15/2033	936,638
800,000	Space Exploration Technologies Corp., Sr. Unsecd. Note, 144A, 5.650%, 7/15/2033	766,832
525,000	Space Exploration Technologies Corp., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2036	490,772
2,875,000	T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	2,761,949
1,510,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.050%, 7/15/2033	1,477,074
1,100,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.350%, 6/18/2036	1,064,829
	TOTAL	13,680,856
	Communications - Telecom Wirelines—2.5%
760,000	AT&T, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2027	746,504
2,280,000	AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	1,878,717
860,000	AT&T, Inc., Sr. Unsecd. Note, 2.750%, 6/1/2031	774,433
540,000	AT&T, Inc., Sr. Unsecd. Note, 4.550%, 11/1/2032	519,117
800,000	AT&T, Inc., Sr. Unsecd. Note, 5.250%, 10/30/2036	763,205
540,000	AT&T, Inc., Sr. Unsecd. Note, 5.375%, 8/15/2035	528,798
455,000	NBN Co. Ltd., Sr. Unsecd. Note, 144A, 4.000%, 10/1/2027	451,811
810,000	Rogers Communications, Inc., Sr. Unsecd. Note, 5.000%, 2/15/2029	811,140
1,550,000	Rogers Communications, Inc., Sr. Unsecd. Note, 5.300%, 2/15/2034	1,505,490
230,000	Telefonica S.A., Co. Guarantee, 7.045%, 6/20/2036	247,809
300,000	Verizon Communications, Inc., Sr. Unsecd. Note, 1.750%, 1/20/2031	261,433
485,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	436,241
1,265,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	1,192,063
1,725,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.500%, 8/10/2033	1,636,502
	TOTAL	11,753,263
	Consumer Cyclical - Automotive—4.8%
1,000,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 4.500%, 4/12/2031	973,659
1,095,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 5.125%, 1/19/2028	1,102,710
250,000	Ford Motor Co., Sr. Unsecd. Note, 4.346%, 12/8/2026	249,697
1,000,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	933,788
790,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.420%, 4/9/2031	777,736
295,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.753%, 4/6/2033	289,972
1,000,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.500%, 2/7/2035	1,011,900
995,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.798%, 11/7/2028	1,024,635
320,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 7.122%, 11/7/2033	337,152
750,000	General Motors Co., Sr. Unsecd. Note, 4.200%, 10/1/2027	746,305
545,000	General Motors Co., Sr. Unsecd. Note, 5.600%, 10/15/2032	553,948
800,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.750%, 4/6/2029	796,797
1,000,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.100%, 9/15/2031	994,272
850,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.350%, 1/7/2030	857,634
270,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.400%, 5/8/2027	271,741
300,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.850%, 4/6/2030	307,838
400,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 6.000%, 1/9/2028	406,574
320,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 4.500%, 9/18/2030	311,661
1,000,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 4.800%, 1/10/2033	966,906
2,000,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.300%, 1/8/2029	2,014,814
1,240,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.680%, 6/26/2028	1,257,637
465,000	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 4.800%, 8/1/2029	463,487

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Automotive—continued
$ 675,000	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.250%, 11/29/2027	$ 680,538
1,200,000	Nissan Motor Co., Ltd., Sr. Unsecd. Note, 144A, 4.345%, 9/17/2027	1,180,390
1,500,000	Stellantis Financial Services US Corp., Sr. Unsecd. Note, 144A, 5.800%, 6/15/2031	1,472,020
725,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, 4.800%, 5/15/2030	725,186
1,300,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.750%, 11/13/2028	1,294,002
	TOTAL	22,002,999
	Consumer Cyclical - Leisure—0.2%
500,000	Airbnb, Inc., Sr. Unsecd. Note, 4.650%, 3/16/2031	493,068
375,000	Airbnb, Inc., Sr. Unsecd. Note, 5.250%, 3/16/2036	365,536
	TOTAL	858,604
	Consumer Cyclical - Retailers—2.4%
1,575,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	1,474,205
1,000,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.950%, 1/25/2030	937,836
415,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	408,879
1,310,000	AutoZone, Inc., Sr. Unsecd. Note, 3.750%, 6/1/2027	1,302,314
580,000	AutoZone, Inc., Sr. Unsecd. Note, 4.000%, 4/15/2030	561,972
850,000	AutoZone, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2033	826,458
390,000	AutoZone, Inc., Sr. Unsecd. Note, 4.950%, 7/15/2031	387,623
550,000	AutoZone, Inc., Sr. Unsecd. Note, 5.200%, 8/1/2033	545,229
760,000	Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	742,206
1,080,000	Home Depot, Inc., Sr. Unsecd. Note, 3.950%, 9/15/2030	1,048,770
1,000,000	Home Depot, Inc., Sr. Unsecd. Note, 4.750%, 6/25/2029	1,005,085
1,000,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	868,505
665,000	Tractor Supply Co., Sr. Unsecd. Note, 1.750%, 11/1/2030	580,940
265,000	Tractor Supply Co., Sr. Unsecd. Note, 5.250%, 5/15/2033	263,187
	TOTAL	10,953,209
	Consumer Cyclical - Services—1.7%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.125%, 2/9/2031	179,217
1,665,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	1,646,009
1,270,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.300%, 4/13/2027	1,261,824
995,000	Amazon.com, Inc., Sr. Unsecd. Note, 4.250%, 3/13/2031	965,471
815,000	Booking Holdings, Inc., Sr. Unsecd. Note, 3.550%, 3/15/2028	802,783
235,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 4.000%, 5/1/2032	224,644
1,100,000	Expedia Group, Inc., Sr. Unsecd. Note, 5.500%, 4/15/2036	1,067,406
185,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	168,171
1,800,000	Uber Technologies, Inc., Sr. Unsecd. Note, 4.300%, 1/15/2030	1,766,189
	TOTAL	8,081,714
	Consumer Non-Cyclical - Food/Beverage—3.9%
1,650,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	1,654,873
845,000	Campbells Co./The, Sr. Unsecd. Note, 4.550%, 3/21/2031	816,582
1,195,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	1,110,277
1,325,000	Constellation Brands, Inc., Sr. Unsecd. Note, 2.875%, 5/1/2030	1,228,948
590,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.150%, 8/1/2029	562,045
1,085,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.600%, 2/15/2028	1,068,692
355,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	354,578
1,000,000	Flowers Foods, Inc., Sr. Unsecd. Note, 5.750%, 3/15/2035	942,754
1,080,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 2.250%, 3/15/2031	954,082
1,105,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.430%, 6/15/2027	1,095,407
810,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.950%, 4/15/2029	791,585
300,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.050%, 4/15/2032	282,569

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$ 405,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.750%, 4/1/2030	$ 388,851
469,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, Series WI, 3.875%, 5/15/2027	466,675
605,000	Mars, Inc., Sr. Unsecd. Note, 144A, 5.000%, 3/1/2032	603,236
1,625,000	Mars, Inc., Sr. Unsecd. Note, 144A, 5.200%, 3/1/2035	1,603,164
595,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 8/15/2027	588,343
1,620,000	PepsiCo, Inc., Sr. Unsecd. Note, 2.625%, 7/29/2029	1,535,660
300,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	263,614
730,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	663,777
60,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	59,732
605,000	Sysco Corp., Sr. Unsecd. Note, 3.250%, 7/15/2027	598,253
570,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2029	578,904
	TOTAL	18,212,601
	Consumer Non-Cyclical - Health Care—3.4%
1,355,000	180 Medical, Inc., Sr. Unsecd. Note, 144A, 5.300%, 10/8/2035	1,299,872
655,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	603,147
600,000	Augusta SpinCo Corp., Sr. Unsecd. Note, 4.398%, 3/23/2029	593,833
325,000	Augusta SpinCo Corp., Sr. Unsecd. Note, 4.656%, 3/23/2031	319,773
500,000	Augusta SpinCo Corp., Sr. Unsecd. Note, 5.245%, 3/23/2036	491,052
193,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	164,379
760,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.874%, 2/8/2029	761,997
12,692	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	12,668
700,000	CVS Health Corp., Sr. Unsecd. Note, 1.300%, 8/21/2027	677,078
960,000	CVS Health Corp., Sr. Unsecd. Note, 5.000%, 1/30/2029	965,640
600,000	CVS Health Corp., Sr. Unsecd. Note, 5.450%, 9/15/2035	594,015
2,010,000	CVS Health Corp., Sr. Unsecd. Note, 5.700%, 6/1/2034	2,036,831
490,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	458,530
385,000	GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 5.857%, 3/15/2030	395,793
375,000	GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 5.905%, 11/22/2032	389,654
1,310,000	Haleon US Capital LLC, Sr. Unsecd. Note, 3.375%, 3/24/2027	1,301,293
600,000	HCA, Inc., Sr. Unsecd. Note, 3.125%, 3/15/2027	595,048
1,000,000	HCA, Inc., Sr. Unsecd. Note, 4.700%, 5/15/2031	981,232
1,000,000	HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	1,008,205
1,450,000	HCA, Inc., Sr. Unsecd. Note, 5.500%, 6/1/2033	1,457,041
613,000	Solventum Corp., Sr. Unsecd. Note, Series WI, 5.400%, 3/1/2029	620,796
	TOTAL	15,727,877
	Consumer Non-Cyclical - Pharmaceuticals—2.6%
665,000	AbbVie, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2031	644,808
550,000	AbbVie, Inc., Sr. Unsecd. Note, 4.750%, 3/15/2036	526,483
1,030,000	AbbVie, Inc., Sr. Unsecd. Note, 4.800%, 3/15/2027	1,032,730
2,145,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2030	2,171,170
600,000	AstraZeneca Finance LLC, Sr. Unsecd. Note, 4.875%, 3/3/2028	604,108
650,000	AstraZeneca PLC, Sr. Unsecd. Note, 4.000%, 1/17/2029	641,660
1,915,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.375%, 12/15/2028	1,890,470
185,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	167,955
380,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 4.900%, 2/22/2029	383,666
1,000,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 5.200%, 2/22/2034	1,004,542
140,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 5.000%, 8/15/2045	124,533
350,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.450%, 5/19/2028	349,268
850,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.650%, 5/19/2030	845,172
800,000	Pfizer, Inc., Sr. Unsecd. Note, 4.500%, 11/15/2032	779,196

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Pharmaceuticals—continued
$ 830,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	$ 729,931
300,000	Teva Pharmaceutical Finance Netherlands III B.V., Sr. Unsecd. Note, 3.150%, 10/1/2026	299,104
	TOTAL	12,194,796
	Consumer Non-Cyclical - Products—0.5%
800,000	Clorox Co., Sr. Unsecd. Note, 4.950%, 5/15/2033	782,363
800,000	Clorox Co., Sr. Unsecd. Note, 5.250%, 5/15/2036	779,827
850,000	Kenvue, Inc., Sr. Unsecd. Note, 5.050%, 3/22/2028	856,125
	TOTAL	2,418,315
	Consumer Non-Cyclical - Tobacco—1.6%
590,000	BAT Capital Corp., Sr. Unsecd. Note, 2.259%, 3/25/2028	567,903
370,000	BAT Capital Corp., Sr. Unsecd. Note, 4.625%, 3/22/2033	356,829
1,030,000	BAT Capital Corp., Sr. Unsecd. Note, 5.625%, 8/15/2035	1,046,194
515,000	BAT Capital Corp., Sr. Unsecd. Note, 5.834%, 2/20/2031	531,379
445,000	BAT Capital Corp., Sr. Unsecd. Note, 7.750%, 10/19/2032	502,110
1,000,000	Philip Morris International, Inc., Sr. Unsecd. Note, 4.750%, 11/1/2031	992,907
500,000	Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/15/2028	502,285
500,000	Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/13/2029	502,315
1,240,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.125%, 2/15/2030	1,249,785
500,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.250%, 2/13/2034	500,750
150,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.625%, 11/17/2029	153,713
250,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	269,305
	TOTAL	7,175,475
	Energy - Independent—1.2%
165,000	APA Corp., Sr. Unsecd. Note, 6.100%, 2/15/2035	167,594
500,000	Devon Energy Corp., Sr. Unsecd. Note, 144A, 3.900%, 5/15/2027	498,600
600,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.150%, 1/30/2030	604,679
1,205,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.400%, 4/18/2034	1,201,622
300,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2033	314,828
1,675,000	Hess Corp., Sr. Unsecd. Note, 4.300%, 4/1/2027	1,674,636
1,150,000	Ovintiv, Inc., Sr. Unsecd. Note, 6.250%, 7/15/2033	1,199,846
	TOTAL	5,661,805
	Energy - Integrated—1.1%
1,350,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 4.699%, 4/10/2029	1,352,343
905,000	BP Capital Markets PLC, Sr. Unsecd. Note, 3.279%, 9/19/2027	894,382
1,495,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 2.650%, 1/15/2032	1,322,920
215,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 5.400%, 3/20/2036	209,577
1,120,000	Chevron U.S.A., Inc., Sr. Unsecd. Note, 1.018%, 8/12/2027	1,084,540
	TOTAL	4,863,762
	Energy - Midstream—4.1%
260,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	241,034
600,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	599,226
500,000	Enbridge, Inc., Sr. Unsecd. Note, 4.500%, 2/15/2031	489,147
1,005,000	Enbridge, Inc., Sr. Unsecd. Note, 5.550%, 6/20/2035	1,005,382
905,000	Enbridge, Inc., Sr. Unsecd. Note, 6.200%, 11/15/2030	944,364
505,000	Energy Transfer LP, Sr. Unsecd. Note, 3.750%, 5/15/2030	483,576
160,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 2/15/2028	162,017
200,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 5/15/2034	199,843
930,000	Energy Transfer LP, Sr. Unsecd. Note, 5.700%, 4/1/2035	936,724
280,000	Energy Transfer LP, Sr. Unsecd. Note, 6.100%, 12/1/2028	287,944
425,000	MPLX LP, Sr. Unsecd. Note, 4.000%, 3/15/2028	420,575

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Midstream—continued
$1,110,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	$ 1,108,528
1,000,000	MPLX LP, Sr. Unsecd. Note, 5.000%, 1/15/2033	979,678
395,000	National Fuel Gas Co., Sr. Secd. Note, 5.950%, 3/15/2035	401,830
1,710,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	1,551,781
800,000	National Fuel Gas Co., Sr. Unsecd. Note, 4.750%, 5/15/2029	794,474
500,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 3/15/2030	505,080
830,000	ONEOK, Inc., Sr. Unsecd. Note, 4.000%, 7/13/2027	826,698
490,000	ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	488,581
440,000	ONEOK, Inc., Sr. Unsecd. Note, 5.650%, 11/1/2028	447,809
250,000	ONEOK, Inc., Sr. Unsecd. Note, 6.000%, 6/15/2035	256,267
420,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	436,334
130,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	121,438
750,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.350%, 4/15/2031	726,423
420,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.900%, 9/15/2030	418,215
500,000	Targa Resources, Inc., Sr. Unsecd. Note, 5.400%, 7/30/2036	487,444
700,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.125%, 3/15/2033	727,220
375,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.150%, 3/1/2029	386,448
480,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	478,175
1,000,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.150%, 3/15/2036	962,042
915,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.300%, 9/30/2035	893,847
	TOTAL	18,768,144
	Energy - Refining—0.2%
1,000,000	Valero Energy Corp., Sr. Unsecd. Note, 5.150%, 3/10/2036	966,600
	Financial Institution - Banking—23.1%
1,770,000	Ally Financial, Inc., Sr. Unsecd. Note, 6.992%, 6/13/2029	1,830,386
930,000	American Express Co., Sr. Unsecd. Note, 4.918%, 7/20/2033	917,404
1,000,000	American Express Co., Sub., 5.625%, 7/28/2034	1,005,797
155,000	Associated Banc-Corp., Sr. Unsecd. Note, 6.455%, 8/29/2030	158,786
800,000	Bank of America Corp., 5.518%, 10/25/2035	791,356
2,825,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	2,592,350
2,170,000	Bank of America Corp., Sr. Unsecd. Note, 4.571%, 4/27/2033	2,101,436
1,520,000	Bank of America Corp., Sr. Unsecd. Note, 5.468%, 1/23/2035	1,526,531
1,755,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	1,648,292
2,255,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	2,249,251
810,000	Bank of America Corp., Sub. Note, 5.489%, 4/23/2037	789,425
650,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, 4.540%, 4/23/2032	637,069
1,000,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	995,739
1,170,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 6.317%, 10/25/2029	1,210,801
1,000,000	Capital One Financial Co., Sr. Unsecd. Note, 4.493%, 9/11/2031	974,854
1,335,000	Capital One Financial Co., Sr. Unsecd. Note, 4.722%, 1/30/2032	1,305,762
400,000	Capital One Financial Co., Sr. Unsecd. Note, 5.817%, 2/1/2034	404,984
1,485,000	Citigroup, Inc., 4.125%, 7/25/2028	1,467,201
2,500,000	Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	2,283,422
2,010,000	Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	1,802,865
800,000	Citigroup, Inc., Sr. Unsecd. Note, 4.952%, 5/7/2031	796,416
845,000	Citigroup, Inc., Sr. Unsecd. Note, 5.174%, 9/11/2036	823,598
420,000	Citigroup, Inc., Sub. Note, 6.020%, 1/24/2036	425,300
835,000	Citigroup, Inc., Sub., 6.174%, 5/25/2034	857,210
1,000,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.253%, 3/5/2031	1,003,180
1,025,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	1,045,822

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 740,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 6.645%, 4/25/2035	$ 782,387
600,000	Citizens Financial Group, Inc., Sub. Note, 5.299%, 1/29/2036	587,609
600,000	Fifth Third Bancorp, Sr. Unsecd. Note, 4.337%, 4/25/2033	570,718
750,000	Fifth Third Bancorp, Sr. Unsecd. Note, 4.895%, 9/6/2030	747,973
1,000,000	Fifth Third Bancorp, Sr. Unsecd. Note, 5.141%, 1/29/2037	961,171
1,525,000	Fifth Third Bancorp, Sr. Unsecd. Note, 6.361%, 10/27/2028	1,554,375
1,000,000	Fifth Third Bancorp, Sr. Unsecd. Note, 144A, 5.982%, 1/30/2030	1,023,634
1,500,000	FNB Corp. (PA), 5.722%, 12/11/2030	1,502,631
850,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	741,210
1,950,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.102%, 2/24/2033	1,743,943
2,080,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	2,063,458
1,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.369%, 10/21/2031	968,145
1,500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.330%, 7/23/2035	1,474,958
1,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.425%, 6/3/2037	977,294
700,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.536%, 1/28/2036	694,952
1,000,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.623%, 1/28/2032	973,185
600,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 5.709%, 2/2/2035	602,335
330,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 6.208%, 8/21/2029	338,642
725,000	Huntington National Bank, Sr. Unsecd. Note, 5.650%, 1/10/2030	740,736
2,035,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.545%, 11/8/2032	1,789,593
1,570,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.739%, 10/15/2030	1,469,048
785,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	701,962
350,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.586%, 4/26/2033	340,305
360,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.012%, 1/23/2030	361,046
800,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.103%, 4/22/2031	802,375
1,195,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.294%, 7/22/2035	1,185,328
1,500,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.299%, 7/24/2029	1,515,871
500,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.502%, 1/24/2036	500,882
1,120,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.572%, 4/22/2036	1,125,668
385,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.581%, 4/22/2030	391,484
460,000	KeyCorp, Sr. Unsecd. Note, 5.305%, 1/28/2037	445,420
1,200,000	KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	1,253,093
800,000	KeyCorp, Sr. Unsecd. Note, Series GMTN, 5.121%, 4/4/2031	799,937
800,000	KeyCorp, Sr. Unsecd. Note, Series MTN, 4.789%, 6/1/2033	775,816
635,000	M&T Bank Corp., Sr. Unsecd. Note, 4.553%, 8/16/2028	633,870
675,000	M&T Bank Corp., Sr. Unsecd. Note, 5.053%, 1/27/2034	658,167
500,000	M&T Bank Corp., Sr. Unsecd. Note, 5.179%, 7/8/2031	500,576
520,000	M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	547,738
900,000	M&T Bank Corp., Sr. Unsecd. Note, Series MTN, 5.385%, 1/16/2036	881,770
800,000	Morgan Stanley Private Bank NA, Sr. Unsecd. Note, 4.734%, 7/18/2031	789,835
1,500,000	Morgan Stanley, Sr. Unsecd. Note, 4.708%, 3/12/2032	1,466,292
1,325,000	Morgan Stanley, Sr. Unsecd. Note, 5.250%, 4/21/2034	1,312,558
1,720,000	Morgan Stanley, Sr. Unsecd. Note, 5.466%, 1/18/2035	1,715,145
1,800,000	Morgan Stanley, Sr. Unsecd. Note, 5.664%, 4/17/2036	1,806,708
1,825,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	1,585,886
1,400,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 3.622%, 4/1/2031	1,332,952
1,640,000	Pinnacle Financial Partners, Inc., Sr. Unsecd. Note, 5.596%, 5/19/2032	1,626,410
950,000	Pinnacle Financial Partners, Inc., Sr. Unsecd. Note, 6.168%, 11/1/2030	966,912
300,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 3.150%, 5/19/2027	297,443
1,855,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.068%, 1/24/2034	1,825,662

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$1,000,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.373%, 7/21/2036	$ 988,696
585,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	593,731
315,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.676%, 1/22/2035	318,345
1,900,000	Regions Financial Corp., Sr. Unsecd. Note, 5.502%, 9/6/2035	1,878,370
1,000,000	State Street Corp., Sr. Unsecd. Note, 5.159%, 5/18/2034	995,071
700,000	State Street Corp., Sub., 6.123%, 11/21/2034	729,574
1,550,000	Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	1,560,712
415,000	Truist Financial Corp., Sr. Unsecd. Note, 4.597%, 1/27/2032	405,257
810,000	Truist Financial Corp., Sr. Unsecd. Note, Series I, 4.680%, 4/23/2032	791,804
725,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.125%, 8/3/2027	702,705
2,090,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.122%, 1/26/2034	2,057,843
375,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 7.161%, 10/30/2029	392,750
1,240,000	U.S. Bancorp, Sr. Unsecd. Note, 4.653%, 2/1/2029	1,239,487
755,000	U.S. Bancorp, Sr. Unsecd. Note, 5.083%, 5/15/2031	756,237
465,000	U.S. Bancorp, Sr. Unsecd. Note, 5.384%, 1/23/2030	470,846
270,000	U.S. Bancorp, Sr. Unsecd. Note, 5.775%, 6/12/2029	275,019
395,000	U.S. Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	404,875
540,000	U.S. Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	472,282
425,000	U.S. Bancorp, Sr. Unsecd. Note, Series MTN, 2.215%, 1/27/2028	420,335
1,300,000	Wells Fargo & Co., Sr. Unsecd. Note, 4.892%, 9/15/2036	1,243,873
465,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.499%, 1/23/2035	466,081
1,030,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.557%, 7/25/2034	1,038,511
1,250,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.574%, 7/25/2029	1,269,204
465,000	Wells Fargo & Co., Sr. Unsecd. Note, 6.491%, 10/23/2034	493,794
1,295,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	1,271,826
1,500,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.572%, 2/11/2031	1,381,654
2,125,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	2,107,903
	TOTAL	106,827,130
	Financial Institution - Broker/Asset Mgr/Exchange—1.3%
465,000	Charles Schwab Corp., Sr. Unsecd. Note, 3.300%, 4/1/2027	462,022
800,000	FMR LLC, Bond, 144A, 7.570%, 6/15/2029	856,277
1,600,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 2.625%, 10/15/2031	1,386,669
1,000,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 5.125%, 4/28/2031	979,161
1,065,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 5.875%, 7/21/2028	1,084,475
250,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 6.500%, 1/20/2043	246,128
840,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 4.900%, 9/11/2035	801,866
	TOTAL	5,816,598
	Financial Institution - Finance Companies—1.7%
800,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Sub. Secd. Note, 4.750%, 1/15/2033	771,513
365,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	350,977
1,080,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.300%, 1/30/2032	977,503
725,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 10/15/2027	724,951
400,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.300%, 1/19/2034	393,984
725,000	Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	714,888
800,000	Air Lease Corp., Sr. Unsecd. Note, 5.300%, 2/1/2028	804,987
140,000	Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	141,967
1,000,000	Aircastle Ltd., Sr. Secd. Note, 144A, 5.000%, 9/15/2030	989,203
945,000	Aircastle Ltd., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2031	929,289
1,000,000	Takeoff Merger Sub., Inc., Sr. Unsecd. Note, 144A, 4.850%, 3/24/2031	981,915
	TOTAL	7,781,177

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Health—1.3%
$ 905,000	Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	$ 859,509
1,510,000	Elevance Health, Inc., Sr. Unsecd. Note, 4.101%, 3/1/2028	1,497,992
1,040,000	Elevance Health, Inc., Sr. Unsecd. Note, 4.600%, 9/15/2032	1,009,565
810,000	Elevance Health, Inc., Sr. Unsecd. Note, 5.150%, 6/15/2029	817,939
1,005,000	Elevance Health, Inc., Sr. Unsecd. Note, 5.200%, 2/15/2035	989,678
1,000,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.900%, 4/15/2031	1,000,832
	TOTAL	6,175,515
	Financial Institution - Insurance - Life—1.8%
465,000	AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	454,222
1,300,000	CoreBridge Financial, Inc., Sr. Unsecd. Note, 5.750%, 1/15/2034	1,315,598
930,000	CoreBridge Global Funding, Sec. Fac. Bond, 144A, 5.200%, 1/12/2029	936,175
1,070,000	CoreBridge Global Funding, Sr. Secd. Note, 144A, 5.900%, 9/19/2028	1,093,078
335,000	Lincoln Financial Global Funding, Secured Note, 144A, 4.950%, 5/21/2031	330,519
205,000	Lincoln Financial Global Funding, Sr. Secd. Note, 144A, 4.200%, 1/12/2029	201,407
1,675,000	Lincoln National Corp., Sr. Unsecd. Note, 3.050%, 1/15/2030	1,572,756
700,000	Lincoln National Corp., Sr. Unsecd. Note, 5.852%, 3/15/2034	704,667
148,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	186,953
280,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	353,795
300,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	340,079
1,000,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 5.375%, 3/15/2033	1,006,715
	TOTAL	8,495,964
	Financial Institution - Insurance - P&C—0.6%
1,000,000	Aon North America, Inc., Sr. Unsecd. Note, 5.300%, 3/1/2031	1,010,818
240,000	CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	237,465
820,000	Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 4.650%, 3/15/2030	814,560
400,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	506,666
	TOTAL	2,569,509
	Financial Institution - REIT - Apartment—1.1%
800,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, 4.350%, 12/1/2030	784,665
970,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	963,062
600,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	557,906
1,000,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 4.650%, 1/15/2033	967,559
475,000	Mid-America Apartment Communities LP, Sr. Unsub., 1.700%, 2/15/2031	412,695
800,000	UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	678,404
800,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 8/1/2032	674,556
	TOTAL	5,038,847
	Financial Institution - REIT - Healthcare—0.9%
800,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	696,190
190,000	Healthcare Trust of America, Sr. Unsecd. Note, 3.100%, 2/15/2030	177,868
1,000,000	Healthpeak OP LLC, Sr. Unsecd. Note, 4.750%, 1/15/2033	968,157
600,000	Welltower OP LLC, Sr. Unsecd. Note, 5.125%, 7/1/2035	591,814
1,020,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	932,650
930,000	Welltower, Inc., Sr. Unsecd. Note, 3.100%, 1/15/2030	878,972
	TOTAL	4,245,651
	Financial Institution - REIT - Office—1.5%
1,455,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	1,168,096
1,080,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	1,068,245
760,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.700%, 7/1/2030	746,414
750,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 5.250%, 3/15/2036	719,817
1,850,000	Boston Properties LP, Sr. Unsecd. Note, 2.550%, 4/1/2032	1,597,380

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Office—continued
$ 500,000	Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	$ 460,973
700,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	596,796
750,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 9.250%, 7/20/2028	804,587
	TOTAL	7,162,308
	Financial Institution - REIT - Other—1.1%
310,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, 4.250%, 12/15/2028	305,368
1,005,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.700%, 7/1/2034	1,005,449
280,000	ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	278,282
1,300,000	WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	1,161,806
365,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	355,409
500,000	WP Carey, Inc., Sr. Unsecd. Note, 4.650%, 7/15/2030	493,263
800,000	WP Carey, Inc., Sr. Unsecd. Note, 5.200%, 9/15/2036	772,172
810,000	WP Carey, Inc., Sr. Unsecd. Note, 5.375%, 6/30/2034	804,456
	TOTAL	5,176,205
	Financial Institution - REIT - Retail—1.4%
260,000	Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	249,581
280,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 10/1/2030	257,991
700,000	Kimco Realty Corp., Sr. Unsecd. Note, 4.600%, 2/1/2033	679,161
1,005,000	Kimco Realty Corp., Sr. Unsecd. Note, 6.400%, 3/1/2034	1,069,515
580,000	Phillips Edison Grocery Center Operating Partnership I, LP, Sr. Unsecd. Note, 4.750%, 3/15/2033	559,357
760,000	Regency Centers LP, Sr. Unsecd. Note, 3.600%, 2/1/2027	757,571
1,705,000	Regency Centers LP, Sr. Unsecd. Note, 3.700%, 6/15/2030	1,633,853
1,000,000	Regency Centers LP, Sr. Unsecd. Note, 4.500%, 3/15/2033	960,270
500,000	Regency Centers LP, Sr. Unsecd. Note, 5.250%, 1/15/2034	497,129
	TOTAL	6,664,428
	Sovereign—0.1%
600,000	Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	612,220
	Technology—8.8%
1,005,000	Accenture Capital, Inc., Sr. Unsecd. Note, 4.050%, 10/4/2029	985,135
1,000,000	Alphabet, Inc., Sr. Unsecd. Note, 4.400%, 2/15/2033	959,540
605,000	Alphabet, Inc., Sr. Unsecd. Note, 4.700%, 11/15/2035	576,252
1,350,000	Apple, Inc., Sr. Unsecd. Note, 3.000%, 11/13/2027	1,329,685
570,000	Autodesk, Inc., Sr. Unsecd. Note, 5.300%, 6/15/2035	560,611
585,000	Broadcom, Inc., Sr. Unsecd. Note, 4.000%, 4/15/2029	573,332
1,000,000	Broadcom, Inc., Sr. Unsecd. Note, 4.950%, 1/15/2036	939,128
1,400,000	Broadcom, Inc., Sr. Unsecd. Note, 5.150%, 11/15/2031	1,396,370
1,205,000	Broadcom, Inc., Sr. Unsecd. Note, 5.200%, 4/15/2032	1,199,532
260,000	CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 2.670%, 12/1/2026	258,426
1,120,000	Cisco Systems, Inc., Sr. Unsecd. Note, 4.750%, 2/24/2030	1,120,730
114,000	Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	114,000
670,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 4.800%, 3/10/2031	658,351
500,000	Fiserv, Inc., Sr. Secd. Note, 5.250%, 8/11/2035	477,680
465,000	Fiserv, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2030	424,750
1,310,000	Fiserv, Inc., Sr. Unsecd. Note, 5.450%, 3/2/2028	1,320,792
1,230,000	Fiserv, Inc., Sr. Unsecd. Note, 5.600%, 3/2/2033	1,225,849
295,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	269,566
665,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 11/15/2031	581,174
800,000	Global Payments, Inc., Sr. Unsecd. Note, 5.200%, 11/15/2032	772,691
1,100,000	Global Payments, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2033	1,070,041
270,000	Global Payments, Inc., Sr. Unsecd. Note, 5.550%, 11/15/2035	257,272

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$1,100,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 4.400%, 10/15/2030	$ 1,072,660
610,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 4.850%, 10/15/2031	601,185
600,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.000%, 10/15/2034	575,092
385,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.250%, 4/1/2033	381,692
930,000	Intel Corp., Sr. Unsecd. Note, 5.000%, 2/21/2031	928,388
1,100,000	Intel Corp., Sr. Unsecd. Note, 5.000%, 8/15/2033	1,069,707
665,000	Intel Corp., Sr. Unsecd. Note, 5.300%, 5/15/2036	642,406
325,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	307,254
785,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 4.950%, 10/15/2034	759,256
600,000	KLA Corp., Sr. Unsecd. Note, 4.650%, 7/15/2032	588,161
500,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	491,610
555,000	Leidos, Inc., Sr. Unsecd. Note, 4.100%, 3/15/2029	544,257
540,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	477,492
550,000	Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	551,895
390,000	Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 2/15/2030	388,353
1,780,000	Oracle Corp., Sr. Unsecd. Note, 5.700%, 2/4/2036	1,649,113
2,120,000	Oracle Corp., Sr. Unsecd. Note, 6.150%, 11/9/2029	2,145,143
800,000	Oracle Corp., Sr. Unsecd. Note, 6.700%, 2/4/2056	706,148
2,310,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	2,059,920
860,000	Roper Technologies, Inc., Sr. Unsecd. Note, 4.750%, 2/15/2032	842,272
600,000	Roper Technologies, Inc., Sr. Unsecd. Note, 5.100%, 9/15/2035	572,638
835,000	S&P Global, Inc., Sr. Unsecd. Note, 2.900%, 3/1/2032	750,839
800,000	Salesforce, Inc., Sr. Unsecd. Note, 4.500%, 3/15/2028	798,474
700,000	Salesforce, Inc., Sr. Unsecd. Note, 4.650%, 3/15/2029	697,090
595,000	Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	612,565
1,445,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	1,291,981
295,000	Verisign, Inc., Sr. Unsecd. Note, 5.100%, 7/15/2031	293,807
800,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	787,234
500,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.450%, 3/15/2031	486,057
800,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.125%, 3/15/2036	763,441
	TOTAL	40,907,037
	Transportation - Railroads—0.1%
280,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.450%, 12/2/2031	246,874
	Transportation - Services—2.3%
1,000,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 4.700%, 4/30/2031	987,449
1,130,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	1,137,201
1,575,000	GXO Logistics, Inc., Sr. Unsecd. Note, 6.250%, 5/6/2029	1,621,312
615,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	541,352
285,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.550%, 1/15/2031	279,527
1,005,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.250%, 7/1/2029	1,012,404
1,080,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.250%, 2/1/2030	1,084,272
1,355,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.700%, 2/1/2028	1,372,614
475,000	Ryder System, Inc., Sr. Unsecd. Note, Series DMTN, 4.900%, 12/1/2029	475,951
910,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 4.300%, 6/15/2027	908,784
455,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.250%, 6/1/2028	459,481
825,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.650%, 3/1/2028	836,749
	TOTAL	10,717,096
	Utility - Electric—5.4%
690,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.950%, 6/1/2028	680,717
500,000	Alabama Power Co., Sr. Unsecd. Note, Series 20-A, 1.450%, 9/15/2030	437,876

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$2,050,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 2.300%, 3/1/2030	$ 1,876,793
325,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	330,819
970,000		Dominion Energy, Inc., Sr. Unsecd. Note, 4.250%, 6/1/2028	963,092
1,740,000		Duke Energy Corp., Sr. Unsecd. Note, 2.450%, 6/1/2030	1,589,792
500,000		Duke Energy Corp., Sr. Unsecd. Note, 4.500%, 8/15/2032	483,083
560,000		EDP Finance B.V., Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	535,780
535,000		Electricite de France S.A., Sr. Unsecd. Note, 144A, 5.700%, 5/23/2028	543,510
1,260,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.125%, 7/12/2028	1,199,510
700,000		EverSource Energy, Sr. Unsecd. Note, 5.450%, 3/1/2028	707,672
1,005,000		EverSource Energy, Sr. Unsecd. Note, 5.950%, 2/1/2029	1,031,092
1,860,000		Exelon Corp., Sr. Unsecd. Note, 4.050%, 4/15/2030	1,801,488
1,620,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 5.150%, 6/15/2029	1,638,308
1,120,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 4.625%, 7/15/2027	1,121,779
1,005,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 4.900%, 2/28/2028	1,009,809
1,960,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.000%, 2/28/2030	1,966,633
540,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2030	543,585
595,000		NiSource, Inc., Sr. Unsecd. Note, 3.600%, 5/1/2030	567,934
655,000		Pinnacle West Capital Corp., Sr. Unsecd. Note, 4.650%, 6/1/2029	652,255
565,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2035	562,011
230,000		Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	220,313
1,285,000		Southern Co., Sr. Unsecd. Note, Series A, 3.700%, 4/30/2030	1,233,149
500,000		Southern Power Co., Sr. Unsecd. Note, 4.800%, 6/15/2031	494,752
135,000	[1]	Southern Power Co., Sr. Unsecd. Note, Series A, 4.250%, 10/1/2030	131,585
540,000		Southern Power Co., Sr. Unsecd. Note, Series B, 4.900%, 10/1/2035	513,700
465,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 1.800%, 10/15/2030	410,713
245,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	231,494
535,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 4.750%, 1/15/2028	536,396
855,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	860,348
		TOTAL	24,875,988
		Utility - Natural Gas Distributor—0.2%
755,000		Southern California Gas Co., Term Loan - 1st Lien, 5.050%, 9/1/2034	742,055
		TOTAL CORPORATE BONDS (IDENTIFIED COST $449,834,928)	446,350,518
		U.S. TREASURIES—0.9%
		U.S. Treasury Notes—0.9%
2,800,000		United States Treasury Note, 3.875%, 4/30/2030	2,751,637
1,500,000		United States Treasury Note, 4.625%, 2/15/2035	1,496,739
		TOTAL U.S. TREASURIES (IDENTIFIED COST $4,330,143)	4,248,376
		INVESTMENT COMPANY—1.7%
7,785,625		Federated Hermes Government Obligations Fund, Premier Shares, 3.57%[2] (IDENTIFIED COST $7,785,625)	7,785,625
		TOTAL INVESTMENT IN SECURITIES—99.1% (IDENTIFIED COST $461,950,696)	458,384,519
		OTHER ASSETS AND LIABILITIES - NET—0.9%[3]	4,085,463
		NET ASSETS—100%	$462,469,982

At July 31, 2026, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 10-Year Long Futures	70	$7,560,000	September 2026	$(77,276)
United States Treasury Notes 10-Year Ultra Long Futures	63	$6,911,297	September 2026	$(92,566)
Short Futures:
United States Treasury Long Bond Short Futures	5	$541,563	September 2026	$17,176
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(152,666)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended July 31, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 4/30/2026	$8,501,265
Purchases at Cost	$23,697,222
Proceeds from Sales	$(24,412,862)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 7/31/2026	$7,785,625
Shares Held as of 7/31/2026	7,785,625
Dividend Income	$73,589

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2026, these restricted securities amounted to $131,585, which represented 0.0% of total net assets.

2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at July 31, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$446,350,518	$—	$446,350,518
U.S. Treasuries	—	4,248,376	—	4,248,376
Investment Company	7,785,625	—	—	7,785,625
TOTAL SECURITIES	$7,785,625	$450,598,894	$—	$458,384,519
Other Financial Instruments:[1]
Assets	$17,176	$—	$—	$17,176
Liabilities	(169,842)	—	—	(169,842)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(152,666)	$—	$—	$(152,666)

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust